Cover Page                                                                497(d)
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 THE EQUITABLE LIFE ASSURANCE SOCIETY
 OF THE UNITED STATES
                                        PROSPECTUS SUPPLEMENT DATED NOVEMBER
 Incentive LifeSM                       28, 2000 TO PROSPECTUS DATED MAY 1, 2000
 Survivorship Incentive LifeSM
 Flexible premium variable life         (FOR POLICIES DISTRIBUTED IN NEW YORK
 insurance policies                     BY EQUITABLE DISTRIBUTORS, INC.)




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 THIS SUPPLEMENT IS APPLICABLE TO
 NEW YORK POLICIES ONLY.

 This supplement modifies certain information contained in the Prospectus you received for your Equitable variable life insurance policy listed above. You should keep this supplement with your prospectus. We will send you another copy of the prospectus, without charge, on written request.

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 The following replaces the information about our address and phone numbers in your prospectus under "How to reach us":
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 HOW TO REACH US

 To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you can contact us

 BY MAIL:
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 at the Post Office Box for our Administrative Office:
 Equitable Life - EDI Service Center
 P.O. Box 1047
 Charlotte, NC 28201-1047
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 BY EXPRESS DELIVERY ONLY:
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 at the Street Address for our Administrative Office:
 Equitable Life - EDI Service Center
 10840 Ballantyne Commons Parkway
 Charlotte, NC 28277
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 BY TOLL-FREE PHONE:
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 1-888-228-6690

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 BY E-MAIL:
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 life-service@equitable.com

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 BY FAX:
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 1-704-540-2199

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 BY INTERNET:
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 Our Web site (www.equitable.com) can also provide you
 information. You can also access your policy information
 through our Web site by enrolling in EQAccess.
 ---------------------------------------------------------

 The rest of the information under "How to reach us" remains unchanged.

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 The following replaces the phone numbers in your prospectus under
 "Transferring your money among our investment options-Telephone transfers" and "More information about other matters-Telephone requests":
 -------------------------------------------------------------------------------

 TELEPHONE TRANSFERS

 The phone number that is available if you are both the policy's insured person and its owner is 1-888-228-6690 (toll free) from a touch tone phone.

 All the other information in these sections of the prospectus remains unchanged.

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 The following replaces the information in your prospectus under "More information about other matters-How we market the policies":
 -------------------------------------------------------------------------------

 HOW WE MARKET THE POLICIES

 We offer variable life insurance policies (including Incentive Life) and variable annuity contracts through Equitable Distributors, Inc. ("EDI"). The Investment Company Act of 1940, therefore, classifies EDI as a "principal underwriter" of those policies and contracts. EDI also serves as a principal underwriter of EQ Advisors Trust. EDI is a wholly-owned subsidiary of Equitable Life, with its address at 1290 Avenue of the Americas, New York, NY 10104. EDI is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). In 1998 and 1999, we paid EDI fees of $35,582,313 and $46,957,345, respectively, for its services under a Distribution Agreement with Equitable Life and its separate accounts.

 We sell these variable life products through licensed insurance agencies (both affiliated and unaffiliated with Equitable Life) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD). Such agencies and their affiliated broker-dealers have entered into selling agreements with EDI. The licensed


 ProsSupp 7ANY(11/00)                                                  73165


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 insurance agents who sell our policies are appointed as agents of Equitable
 Life, and are registered representatives of the agencies' affiliated broker-dealer. Sales commissions will be paid by Equitable Life to the agency which sells you this policy. The commissions don't cost you anything above the charges and expenses already discussed elsewhere in this prospectus. Generally, the agencies will receive maximum commissions of: 50% of the amount of the premium you pay in your policy's first year up to a certain amount, plus 3% of all other premiums you pay in your policy's first year, plus 3% of all premiums you pay in the second through tenth years. We pay comparable commissions on the amount of premiums you pay that we deem attributable to any face amount increase that you request. The agency may be required to return to us any commissions on premiums that we have refunded to a policyowner.